united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 7/31/21

Item 1. Reports to Stockholders.

Arrow DWA Tactical: Balanced Fund

(formerly known as Arrow DWA Balanced Fund)

Arrow DWA Tactical: Macro Fund

(formerly known as Arrow DWA Tactical Fund)

Arrow DWA Tactical: Income Fund

(formerly known as Arrow Dynamic Income Fund)

Arrow Managed Futures Strategy Fund

Annual Report

July 31, 2021

1-877-277-6933

Distributed by Archer Distributors, LLC

Member FINRA/SIPC

Dear Shareholder,

We are pleased to provide the annual report for the Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund, Arrow DWA Tactical: Income Fund and Arrow Managed Futures Strategy Fund (each “a Fund” and collectively the “Funds”) for the one-year period ended July 31, 2021. During the past year, we have continued our ongoing client education efforts regarding the potential benefits of combining tactical asset allocation with alternative assets. All of the Funds continue to support this philosophy.

Arrow DWA Tactical: Balanced Fund allows investors to gain exposure to sophisticated asset allocation strategies similar to those used by institutions and endowments. The Fund stays responsive to market conditions through a relative strength-based allocation process across a diverse array of market segments primarily through a combination of exchange traded products (“ETP”) and individual equities based on the DWA Balanced investment model. The Fund also provides exposure to managed futures using derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. As conditions change, the tactical nature of the Fund allows it to seek new market leadership. The Fund’s net assets were more than $5 million at the end of July 2021. Since the Fund’s inception in August 2006 through the end of July 2021, the Fund’s annualized performance was 5.45% (Class A, without load), while the S&P 500 Index returned 10.87%, the Morningstar Global Flexible Allocation Equal Weight Index returned 4.45% and the Bloomberg Barclays U.S. Aggregate Bond Index returned 4.39% over the same time period. The Fund (Class A, without load) was up 14.81% for the one-year period through July 2021, lagging the S&P 500’s 36.45% return and the Morningstar Global Flexible Equal Weight benchmark’s performance of %. Over the same one-year period, bonds were down -0.70%, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund performed well during the year ended July 31, 2021 with strong contributions to performance from its international and sector rotation equity allocations. The fixed income and alternative rotation strategies caused the Fund’s relative underperformance

Arrow DWA Tactical: Macro Fund stays responsive to market conditions through a relative strength-based allocation process across a concentrated portfolio primarily consisting of exchange traded products based on the DWA Global Macro investment model. The Fund may also use derivatives and futures to gain exposure to some markets, such as commodities and currencies. This is done when trading efficiency and cost benefits to the Fund would have the potential for a net positive impact on overall performance by reducing acquired fund fees from holding an ETP. The Fund’s net assets were at approximately $5 million at the end of July 2021. Since its inception in May 2008 through July 2021, the Fund’s Class A shares (without load) had an annualized return of 3.95% versus the broad domestic stock market’s return of 11.37% as measured by the S&P 500 Index and the PCM Global Macro Index’s return of 4.35%. The Bloomberg Barclays U.S. Aggregate Bond Index returned 4.12% over the same time period. Keep in mind that the performance since inception can be deceiving, considering the Fund was launched around the market peak shortly before the global financial crisis of 2008-09. It is important to remember that some of that performance occurred before the Fund’s current global macro approach went into effect on August 3, 2009. Choppy markets and frequent changes in market leadership tend to hinder relative strength-based strategies, particularly those with concentrated holdings exposure. Despite the timing of the Fund’s launch, returns since inception are positive and the strategy has had many periods where it has shined versus its peers. The Fund (Class A, without load) was 19.46% for the one-year period ended July 31, 2021, trailing the S&P 500’s 36.45% return but markedly outperforming the PCM Global Macro’s 3.13% return. When compared to the bond market, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index’s one-year return of -0.70%. The Fund’s one-year return lagged the domestic equity markets primarily due to the S&P 500’s higher relative concentration in the Technology sector. Good contributions to performance during the period came from the Fund’s positions in commodities and the Fund’s style rotation model.

Arrow DWA Tactical: Income Fund allows investors to gain exposure to four nontraditional bond strategies within a single portfolio. The Fund is designed to provide tactical long, flat and/or short exposure to distinct fixed income baskets of high yield, credit default, mortgage backed securities and government bonds. The Fund uses ETPs, mutual funds, as well as derivatives and futures contracts for positional exposure, or to create market neutral positions when bond market liquidity is a factor. The use of derivatives provides less transactional performance drag due to potential fixed income market liquidity premiums and constraints. The Fund’s focus on alternative fixed income follows four distinct systematic tactical strategies that act independently of one another and are unique to each market segment. The Fund’s net assets were more than $2.1 million at the end of July 2021. Since its inception in October 2007 through July 31, 2021, the Fund’s Class A shares (without load) had an annualized return of -1.34% versus the Bloomberg Barclays U.S. Aggregate Bond Index return of 4.19% over the same period and the PCM Emerald Long/Short Debt HF Index’s 3.50% return. It is important to remember that some of that performance occurred before the Fund’s current alternative fixed income approach went effect on March 31, 2014. The Fund (Class A, without load) was up 4.27% for the one-year period ending July 2021, while the Bloomberg Barclays U.S. Aggregate Bond Index was down 0.70% and the PCM Emerald Long/Short Debt HF Index returned 5.88%. The Fund was able to provide positive performance during the year by having exposures to high yield and investment grade corporate bonds when the market was favorable and remaining in short term treasuries during down periods for the fixed income markets.

Arrow Managed Futures Strategy Fund follows a strategy that seeks to provide exposure to a wide range of global futures markets. In October 2015, the Fund began tracking the DUNN Capital World Monetary & Agricultural Program (the “DUNN WMA Program”), a systematic quantitative managed futures program overseen by DUNN Capital Management, LLC. With more than 40 years of experience, DUNN has received several awards and has been recognized as an industry leader. The DUNN WMA Program provides access to more than 50 global markets through the use of more than 100 proprietary trading models. The nature of managed futures generally requires direct or indirect exposure to the futures market, rather than holding physical commodities and financial instruments. In order to provide mutual fund access to the DUNN WMA Program, the Fund must use derivatives, such as swap agreements, with an additional expense that will reduce the overall performance. The market value of the swap makes up 100% of the net assets of the Fund. The Fund is intended to complement traditional portfolios due to the historically low correlation of managed futures relative to many other asset classes. The

Fund’s net assets were more than $92 million at the end of July 2021. Since its inception at the end of April 2010 through the end of July 2021, the Fund (Class A, without load) has an annualized return of -0.59%, while the broad market S&P 500 Index has returned an annualized 14.65% and the Credit Suisse Managed Futures Liquid Index returned an annualized 1.98%. The Fund (Class A, without load) was up 6.57% in the one-year period ended July 31, 2021, while the S&P 500 Index, Bloomberg Barclays U.S. Aggregate Bond Index and Credit Suisse Managed Futures Liquid Index returned 36.45%, -0.70% and 16.77%, respectively, over the same time period. The DUNN WMA Program has historically embraced a wider range of volatility than the managed futures strategies represented by the Credit Suisse Managed Futures Liquid Index, which contributed to the underperformance of the Fund against the Credit Suisse Managed Futures Liquid Index for the year ended July 31, 2021.

For more information, please visit our website at www.arrowfunds.com. We are grateful for your investment and for your continued confidence in our company.

Sincerely,

Joseph J. Barrato

Chief Executive Officer

Arrow Investment Advisors, LLC

September 2021

AD-092721

Arrow DWA Tactical: Balanced Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

The Fund’s performance figures* for the periods ended July 31, 2021, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2021
Arrow DWA Tactical: Balanced Fund - Class A **	14.81%	8.76%	6.59%	5.37%	5.45%
Arrow DWA Tactical: Balanced Fund - Class A with load **	8.20%	6.65%	5.33%	4.74%	5.04%
Arrow DWA Tactical: Balanced Fund - Class C **	14.04%	7.96%	5.81%	4.58%	4.67%
Arrow DWA Tactical: Balanced Fund - Institutional Class Shares ***	15.14%	9.05%	6.87%	N/A	6.10%
Morningstar Global Flexible Allocation EW Index	18.50%	6.85%	7.01%	4.62%	4.45%** / 5.06%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.00% for Class A shares, 2.75% for Class C shares and 1.75% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is August 7, 2006 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but does not have a specific target asset allocation, thus may invest in variable proportions of stocks, bonds or cash. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Balanced Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

July 31, 2021

The Fund’s holdings by asset class as of July 31, 2021 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Funds
Equity	26.1%
Fixed Income	25.4%
Commodity	6.3%
Mixed Allocation	3.7%
Exchange Traded Note	3.2%
Common Stocks
Industrials	8.6%
Consumer Discretionary	4.0%
Communications	2.8%
Financials	2.8%
Technology	2.6%
Health Care	2.0%
Materials	1.0%
Real Estate	1.0%
Energy	0.2%
Put Options Purchased	0.2%
Money Market Funds	8.6%
Call Options Written	(0.3)%
Other Assets in Excess of Liabilities	1.8%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Macro Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

The Fund’s performance figures* for the periods ended July 31, 2021, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July, 2021
Arrow DWA Tactical: Macro Fund - Class A **	19.46%	5.40%	6.45%	5.58%	3.95%
Arrow DWA Tactical: Macro Fund - Class A with load **	12.59%	3.33%	5.19%	4.95%	3.48%
Arrow DWA Tactical: Macro Fund - Class C **	18.51%	4.56%	5.64%	4.78%	3.16%
Arrow DWA Tactical: Macro Fund - Institutional Class Shares ***	19.73%	5.63%	6.70%	N/A	7.33%
PCM Global Macro Index	3.13%	2.17%	3.21%	0.96%	4.35%** / 0.59%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.82% for Class A shares, 2.57% for Class C shares and 1.57% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is May 30, 2008 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The objective of the PCM Global Macro Index is total return through broad asset classes including global equities, fixed income, major currencies, precious metals, and commodity ETFs. By using inverse ETFs, PCM’s Risk Management Overlay may allow the capture of positive returns in periods of falling markets. The index may hold long and inverse (short) positions simultaneously. This creates a multi -directional strategy, making it possible to have gains when markets decline. This index may rotate on a monthly basis. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Arrow DWA Tactical: Macro Fund

PORTFOLIO REVIEW (Unaudited)(Continued)

July 31, 2021

The Fund’s holdings by asset class as of July 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Equity	90.1%
Money Market Fund	4.0%
Put Options Purchased	0.3%
Call Options Written	(0.4)%
Other Assets in Excess of Liabilities	6.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Income Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

The Fund’s performance figures* for the periods ended July 31, 2021, as compared to its benchmark:

					Annualized
		Annualized	Annualized	Annualized	Since Inception -
	One Year	Three Year	Five Year	Ten Year	July 31, 2021
Arrow DWA Tactical: Income Fund - Class A **	4.27%	-5.14%	-2.66%	-0.81%	-1.34%
Arrow DWA Tactical: Income Fund - Class A with load **	-1.79%	-6.98%	-3.80%	-1.40%	-1.76%
Arrow DWA Tactical: Income Fund - Class C **	3.59%	-5.79%	-3.35%	-1.54%	-2.05%
Arrow DWA Tactical Income Fund - Institutional Class Shares ***	4.50%	-4.87%	-2.39%	N/A	-0.36%
PCM Emerald Long/Short Debt HF Index	5.88%	3.23%	1.98%	1.23%	3.50%** / 0.60%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 3.19% for Class A shares, 3.94% for Class C shares and 2.94% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is October 31, 2007 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class as of July 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds
Fixed Income	99.1%
Money Market Fund	1.3%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

July 31, 2021

The Fund’s performance figures* for the periods ended July 31, 2021, as compared to its benchmark:

					Annualized
		Annualized	Annualized Five	Annualized	Since Inception-
	One Year	Three Year	Year	Ten Year	July 31, 2021
Arrow Managed Futures Strategy Fund - Class A **	6.57%	2.09%	-1.27%	-1.25%	-0.59%
Arrow Managed Futures Strategy Fund - Class A with load **	0.48%	0.12%	-2.44%	-1.83%	-1.11%
Arrow Managed Futures Strategy Fund - Class C **	5.70%	1.34%	-2.00%	-1.97%	-1.31%
Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	6.82%	2.37%	-1.01%	N/A	0.27%
Credit Suisse Managed Futures Liquid Index	16.77%	3.83%	-0.37%	1.98%	1.98%** / 2.30%***

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.72% for Class A shares, 2.47% for Class C shares and 1.47% for the Institutional Class shares per the December 1, 2020 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75% and are subject to a maximum deferred sales charge of 1.00% of the original purchase price. Redemptions of any class of shares made within 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund’s expense ratios is available in the Financial Highlights.

**	Inception date is April 30, 2010 for Class A and Class C shares.

***	Inception date is March 21, 2012 for Institutional Class shares.

The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Credit Suisse Managed Futures Strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities and currencies. The Credit Suisse Managed Futures Liquid Index is also a factor within the Credit Suisse Global Strategies Liquid Index. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class as of July 31, 2021 are as follows:

Asset Class *	% of Net Assets
Exchange Traded Fund
Mixed Allocation	46.0%
Money Market Funds	57.0%
Liabilities in Excess of Other Assets	(3.0)%
100.0%

*	Does not include derivative investments.

Please refer to the Consolidated Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2021

Shares		Value
	COMMON STOCKS - 25.0%
	ASSET MANAGEMENT - 0.5%
1,028	Raymond James Financial, Inc.	$133,105
1,952	The Charles Schwab Corporation	132,638
		265,743
	AUTOMOTIVE - 1.0%
1,597	Aptiv PLC *	266,459
5,438	BorgWarner, Inc.	266,353
		532,812
	BANKING - 0.9%
953	Citizens Financial Group, Inc.	40,178
605	Comerica, Inc.	41,539
1,019	Fifth Third Bancorp	36,980
222	First Republic Bank	43,294
2,682	Huntington Bancshares, Inc.	37,763
2,036	KeyCorporation	40,028
269	M&T Bank Corporation	36,006
2,281	People’s United Financial, Inc.	35,812
1,975	Regions Financial Corporation	38,019
80	SVB Financial Group *	43,997
216	The PNC Financial Services Group, Inc.	39,401
718	Truist Financial Corporation	39,081
772	Zions Bancorp NA	40,260
		512,358
	COMMERCIAL SUPPORT SERVICES - 1.0%
5,501	Robert Half International, Inc.	540,253

	DIVERSIFIED INDUSTRIALS - 0.4%
679	Eaton Corp PLC	107,316
1,071	Emerson Electric Company	108,053
		215,369
	ELECTRICAL EQUIPMENT - 2.4%
1,086	A O Smith Corporation	76,378
565	Allegion PLC	77,179
806	AMETEK, Inc.	112,074
1,418	Carrier Global Corporation	78,345
261	Generac Holdings, Inc. *	109,453
1,068	Johnson Controls International PLC	76,277
1,104	Keysight Technologies, Inc. *	181,663
351	Rockwell Automation, Inc.	107,904
1,832	TE Connectivity Ltd.	270,165
378	Trane Technologies PLC	76,965
2,088	Trimble, Inc. *	178,524
		1,344,927
	ENGINEERING & CONSTRUCTION - 1.0%
5,851	Quanta Services, Inc.	531,856

	ENTERTAINMENT CONTENT - 0.9%
3,439	Discovery, Inc. *	99,765
3,679	Discovery, Inc. - Series C *	99,738
2,916	Fox Corporation	103,985
3,014	Fox Corporation Class B	100,185
2,569	ViacomCBS, Inc.	105,149
		508,822

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

Shares		Value
	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,080	HCA Healthcare, Inc.	$268,056
1,684	Universal Health Services, Inc.	270,130
		538,186
	HOME & OFFICE PRODUCTS - 1.3%
5,508	Leggett & Platt, Inc.	264,549
19,656	Newell Brands, Inc.	486,486
		751,035
	HOME CONSTRUCTION - 1.7%
1,402	DR Horton, Inc.	133,793
790	Fortune Brands Home & Security, Inc.	77,001
1,257	Lennar Corporation	132,174
1,304	Masco Corporation	77,862
1,367	Mohawk Industries, Inc. *	266,428
26	NVR, Inc. *	135,788
2,415	PulteGroup, Inc.	132,511
		955,557
	INDUSTRIAL SUPPORT SERVICES - 1.0%
3,254	Fastenal Co.	178,222
567	United Rentals, Inc. *	186,855
387	WW Grainger, Inc.	172,052
		537,129
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,391	Morgan Stanley	133,508
359	The Goldman Sachs Group, Inc.	134,582
		268,090
	INTERNET MEDIA & SERVICES - 0.9%
49	Alphabet, Inc. - Class A*	132,032
49	Alphabet, Inc. - Class C*	132,517
374	Facebook, Inc. *	133,256
1,902	Twitter, Inc. *	132,664
		530,469
	MACHINERY - 1.0%
1,488	Deere & Company	538,046

	MEDICAL EQUIPMENT & DEVICES - 1.0%
198	Align Technology, Inc. *	137,768
2,047	DENTSPLY SIRONA, Inc.	135,184
321	The Cooper Companies, Inc.	135,388
331	West Pharmaceutical Services, Inc.	136,283
		544,623
	PUBLISHING & BROADCASTING - 0.9%
10,893	News Corporation - Class A	268,295
11,428	News Corporation - Class B	268,672
		536,967
	REAL ESTATE SERVICES - 1.0%
5,604	CBRE Group, Inc. *	540,562

	RENEWABLE ENERGY - 0.2%
577	Enphase Energy, Inc. *	109,399

	SEMICONDUCTORS - 1.3%
755	Applied Materials, Inc.	105,647
1,249	IPG Photonics Corporation *	272,482

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

Shares		Value
	SEMICONDUCTORS (continued) - 1.3%
329	KLA Corporation	$114,545
164	Lam Research Corporation	104,535
852	Teradyne, Inc.	108,204
		705,413
	SPECIALTY FINANCE - 0.9%
779	American Express Company	132,843
817	Capital One Financial Corporation	132,109
1,067	Discover Financial Services	132,649
2,790	Synchrony Financial	131,186
		528,787
	STEEL - 1.0%
5,177	Nucor Corp.	538,512

	TECHNOLOGY HARDWARE - 1.3%
3,393	Garmin Ltd.	533,380
326	Zebra Technologies Corporation *	180,108
		713,488
	TRANSPORTATION & LOGISTICS - 1.9%
1,441	CH Robinson Worldwide, Inc.	128,494
1,062	Expeditors International of Washington, Inc.	136,201
475	FedEx Corporation	132,976
1,599	JB Hunt Transport Services, Inc.	269,352
999	Old Dominion Freight Line, Inc.	268,881
698	United Parcel Service, Inc.	133,569
		1,069,473

	TOTAL COMMON STOCKS (Cost $12,061,682)	13,857,876

	EXCHANGE TRADED FUNDS - 61.5%
	COMMODITY - 6.3%
178,544	Invesco DB Commodity Index Tracking Fund *	3,481,608

	EQUITY - 26.1%
336,766	Arrow DWA Tactical: International ETF # ##	12,128,021
60,000	Arrow Reverse Cap 500 ETF # ##	1,387,968
5,951	Vanguard Small-Cap Value ETF	1,016,431
		14,532,420
	FIXED INCOME - 25.4%
39,409	iShares 20+ Year Treasury Bond ETF	5,892,434
15,734	iShares iBoxx $Investment Grade Corporate Bond ETF	2,139,981
23,438	iShares iBoxx High Yield Corporate Bond ETF	2,058,794
18,628	iShares JP Morgan USD Emerging Markets Bond ETF	2,099,934
22,170	SPDR Bloomberg Barclays Convertible Securities ETF	1,900,190
		14,091,333
	MIXED ALLOCATION - 3.7%
20,526	Arrow Reserve Capital Management ETF#	2,053,216

	TOTAL EXCHANGE TRADED FUNDS (Cost $29,427,614)	34,158,577

	EXCHANGE TRADED NOTE - 3.2%
98,189	JPMorgan Alerian MLP Index ETN (Cost $1,640,620)	1,797,841

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
PUT OPTIONS PURCHASED - 0.2%
S&P500 EMINI	48	$9,360,000	$3,900	9/20/2021	$46,560
S&P500 EMINI	72	13,680,000	3,800	9/20/2021	52,200
TOTAL PUT OPTIONS PURCHASED (Cost $294,000)					98,760

Shares		Value
	SHORT-TERM INVESTMENTS - 8.6%
	MONEY MARKET FUNDS - 8.6%
4,049,982	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% ^	4,049,982
722,907	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Advisory Share to yield 0.03% ^ +	722,907
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,772,889)	4,772,889

	TOTAL INVESTMENTS - 98.5% (Cost $48,196,805)	$54,685,943
	CALL OPTIONS WRITTEN - (0.3)% (Premiums Received - $90,750)	(165,900)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%	1,023,178
	NET ASSETS - 100.0%	$55,543,221

	Number of		Strike	Expiration
	Contracts	Notional Amount	Price	Date	Value
CALL OPTIONS WRITTEN - (0.3)%
S&P500 EMINI	60	$13,350,000	$4,450	9/20/2021	$165,900
TOTAL CALL OPTIONS WRITTEN (Premiums Received $90,750)					$165,900

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2021.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

(a) All or a portion of this security is pledged as collateral for swap agreements.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

PLC - Public Limited Company

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

FINANCIAL INDEX SWAP

Notional Value at				Variable Rate		Unrealized
July 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
Dunn WMA
Financial Index
program of Dunn
Capital
	Dunn WMA		0.60% of Notional	Management, LLC.
$2,258,370	Financial Index	Morgan Stanley	Resets Monthly	(“Dunn”)	6/21/2022	$(17,146)

Additional Information — Financial Index Swap Contract ^

The following table represents the individual positions and related values within the financial index swap as of July 31, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
10	2 Yr T-Note	Sep-21	Morgan Stanley	$2,298,297	5.60%	$820
5	Aussie 10Yr Bond	Sep-21	Morgan Stanley	484,208	1.18%	1,067
55	Aussie 3 Yr Bond	Sep-21	Morgan Stanley	4,697,036	11.45%	13,935
2	Australian Dollar CME	Sep-21	Morgan Stanley	172,412	0.42%	(2,857)
9	British Pound CME	Sep-21	Morgan Stanley	816,289	1.99%	(7,169)
4	CAC Index	Aug-21	Morgan Stanley	313,956	0.77%	5,556
9	Canadian Dollar CME	Sep-21	Morgan Stanley	723,331	1.76%	(14,088)
5	CFE Vix	Oct-21	Morgan Stanley	109,101	0.27%	(1,848)
3	CFE Vix	Nov-21	Morgan Stanley	73,269	0.18%	(732)
1	Dax Index	Sep-21	Morgan Stanley	320,055	0.78%	(1,808)
2	Emini Nasdaq	Sep-21	Morgan Stanley	511,262	1.25%	18,408
2	Emini S&P	Sep-21	Morgan Stanley	480,645	1.17%	9,176
10	Erx Bobl	Sep-21	Morgan Stanley	1,646,004	4.01%	4,614
1	EUR/USD CME	Sep-21	Morgan Stanley	182,221	0.44%	(732)
24	Euribor	Sep-23	Morgan Stanley	7,123,947	17.37%	1,450
0 *	Euro Bund	Sep-21	Morgan Stanley	89,464	0.22%	27
7	Euro_Stoxx50	Sep-21	Morgan Stanley	323,638	0.79%	(1,136)
0 *	Eurodollars	Dec-23	Morgan Stanley	370,514	0.90%	(5)
4	FTSE Index	Sep-21	Morgan Stanley	423,878	1.03%	(5,044)
1	Hang Seng Index	Aug-21	Morgan Stanley	124,560	0.30%	(738)
2	Japan Govt Bond OSE	Sep-21	Morgan Stanley	3,038,819	7.41%	1,732
32	Mexican Peso CME	Sep-21	Morgan Stanley	803,399	1.96%	3,514
4	Mini Dow	Sep-21	Morgan Stanley	632,576	1.54%	7,597
1	Osk Nikkei	Sep-21	Morgan Stanley	346,060	0.84%	(15,539)
5	Sfe Spi 200	Sep-21	Morgan Stanley	729,320	1.78%	1,986
1	Swiss Franc CME	Sep-21	Morgan Stanley	95,877	0.23%	(81)
2	Topix Index	Sep-21	Morgan Stanley	398,643	0.97%	(7,665)
2	Us 10 Yr Notes	Sep-21	Morgan Stanley	222,632	0.54%	(43)
						$10,397

Open Short Future
Contracts
(3)	5 Yr T-Note	Sep-21	Morgan Stanley	(339,003)	0.83%	(784)
(3)	CFE Vix	Sep-21	Morgan Stanley	(69,567)	0.17%	811
(4)	CFE Vix	Aug-21	Morgan Stanley	(80,136)	0.20%	654
(24)	ERX 2 Bund	Sep-21	Morgan Stanley	(3,223,516)	7.86%	(6,516)
(4)	Gilts	Sep-21	Morgan Stanley	(799,340)	1.95%	(10,872)
(5)	Japanese Yen CME	Sep-21	Morgan Stanley	(529,383)	1.29%	(2,168)
(35)	Short Sterling	Jan-23	Morgan Stanley	(5,968,034)	14.55%	142
(1)	US T.Bond	Sep-21	Morgan Stanley	(184,764)	0.45%	(5,804)
						$(24,537)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.55%.

^	The make up of the underlying basket swap and the total positions will not correlate to the unrealized for the financial index swap due to timing of contracts settled with the broker.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

COMMODITY INDEX SWAP ++
Notional Value at				Variable Rate		Unrealized
July 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA		0.60% of Notional	Capital
$3,564,250	Commodity Index	Morgan Stanley	Resets Monthly	Management, LLC.	6/21/2022	$(4,076)
Net Unrealized Depreciation on Swap Contracts						$(21,222)

++	All of these contracts are holdings of the ADWAB Fund Limited.

Additional Information — Commodity Index Swap Contract ^

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2021.

							Unrealized
Open Long Future							Appreciation/
Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
3		Beanmeal	Dec-21	Morgan Stanley	$98,595	1.25%	$(3,543)
7		Beanoil	Dec-21	Morgan Stanley	249,070	3.16%	7,385
4		Brent Oil	Oct-21	Morgan Stanley	329,457	4.18%	7,397
1		Coffee NY	Sep-21	Morgan Stanley	46,895	0.60%	6,490
7		Corn	Dec-21	Morgan Stanley	201,963	2.56%	(5,209)
7		Cotton	Dec-21	Morgan Stanley	314,125	3.99%	4,579
4		Crude Oil	Oct-21	Morgan Stanley	319,933	4.06%	9,429
6		Gas Oil LDN	Oct-21	Morgan Stanley	346,566	4.40%	10,740
4		Gasoline Blendstock	Oct-21	Morgan Stanley	367,878	4.67%	9,079
4		Heating Oil	Oct-21	Morgan Stanley	344,615	4.38%	14,621
3		Hi Gr. Copper	Sep-21	Morgan Stanley	319,296	4.05%	10,859
3		KCBT Red Wheat	Dec-21	Morgan Stanley	119,143	1.51%	6,153
9		Lean Hogs	Oct-21	Morgan Stanley	309,886	3.93%	(760)
1		Natural Gas	Oct-21	Morgan Stanley	19,856	0.25%	(663)
1		Silver CMX	Sep-21	Morgan Stanley	97,054	1.23%	(5,324)
4		Soybeans	Nov-21	Morgan Stanley	299,007	3.80%	(2,755)
15		Sugar NY	Oct-21	Morgan Stanley	308,632	3.92%	12,239
2		Wheat	Dec-21	Morgan Stanley	85,776	1.09%	2,264
							$82,981

Open Short Future
Contracts
(1)		Cocoa NY	Dec-21	Morgan Stanley	(18,402)	0.23%	(13)
(6)		Cocoa NY	Sep-21	Morgan Stanley	(136,326)	1.73%	(3,024)
(0	) *	Gold CMX	Dec-21	Morgan Stanley	(34,518)	0.44%	(203)
(1)		Live Cattle	Oct-21	Morgan Stanley	(28,994)	0.37%	216
							$(3,024)

*	Less than 1 contract

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 44.20%.

^	The make up of the underlying basket swap and the total positions will not correlate to the unrealized for the commodity index swap due to timing of contracts settled with the broker.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 90.1%
	EQUITY - 90.1%
242,641	Arrow Reverse Cap 500 ETF # ##	$5,612,965
142,120	Financial Select Sector SPDR Fund	5,190,222
54,111	First Trust Mid Cap Core AlphaDEX Fund	5,364,024
59,551	First Trust Small Cap Core AlphaDEX Fund	5,429,860
52,488	Industrial Select Sector SPDR Fund	5,425,160
285,320	Invesco DB Commodity Index Tracking Fund, N	5,563,740
78,850	iShares Cohen & Steers REIT ETF	5,402,014
63,776	Materials Select Sector SPDR Fund	5,358,460
32,347	Vanguard Small-Cap Value ETF	5,524,868
	TOTAL EXCHANGE TRADED FUNDS (Cost $45,232,189)	48,871,313

		Number of		Strike	Expiration
		Contracts	Notional Amount	Price	Date	Value
	PUT OPTIONS PURCHASED - 0.3%
	S&P500 EMINI	102	$19,380,000	$3,800	9/17/2021	73,950
	S&P500 EMINI	68	13,260,000	3,900	9/17/2021	65,960
	TOTAL PUT OPTIONS PURCHASED (Cost $416,501)					139,910

	SHORT-TERM INVESTMENT - 4.0%
	MONEY MARKET FUND - 4.0%
2,196,588	Fidelity Investments Money Market Fund - Government Portfolio - Class I to yield 0.01% ^ + (Cost $2,196,588)					2,196,588

	TOTAL INVESTMENTS - 94.4% (Cost $47,845,278)					$51,207,811
	CALL OPTIONS WRITTEN - (0.4)% (Premiums Received - $128,562)					(235,025)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%					3,280,445
	NET ASSETS - 100.0%					$54,253,231

		Number of		Strike	Expiration
		Contracts	Notional Amount	Price	Date	Value
	CALL OPTIONS WRITTEN - (0.4)%
	S&P500 EMINI	85	$18,912,500	$4,450	9/17/2021	$235,025
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $128,562)					$235,025

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2021.

#	Affiliated Exchange Traded Fund

##	Affiliated company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

FUTURES CONTRACTS
Long				Underlying Face	Unrealized
Contracts	Counterparty	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain (Loss)
83	Goldman Sachs & Co. LLC	NYMEX Light Sweet Crude Oil Future ++ (a)	Jan-22	$5,876,400	$1,071,550
		Total Unrealized Gain from Open Long Future Contracts			$1,071,550

++	All of these contracts are holdings of the ADWAT Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

(a)	Each contract is equivalent to one futures contract.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
PORTFOLIO OF INVESTMENTS
July 31, 2021

Shares		Value
	EXCHANGE TRADED FUNDS - 99.1%
	FIXED INCOME - 99.1%
5,989	iShares 20+ Year Treasury Bond ETF	$895,475
2,974	iShares Convertible Bond ETF	297,400
2,390	iShares iBoxx $Investment Grade Corporate Bond	325,064
2,831	iShares JP Morgan USD Emerging Markets Bond ETF	319,139
7,204	Xtrackers USD High Yield Corporate Bond ETF	290,105
	TOTAL EXCHANGE TRADED FUNDS - (Cost $1,939,473)	2,127,183

	SHORT TERM INVESTMENT - 1.3%
	MONEY MARKET FUND - 1.3%
28,481	Fidelity Investments Money Market Fund - Government Portfolio - Class I, to yield 0.01% ^ (Cost $28,481)	28,481

	TOTAL INVESTMENTS - 100.4% (Cost $1,967,954)	$2,155,664
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(8,822)
	NET ASSETS - 100.0%	$2,146,842

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2021.

ETF - Exchange-Traded Fund

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2021

Shares		Value
	EXCHANGE TRADED FUND - 46.0%
	MIXED ALLOCATION - 46.0%
425,777	Arrow Reserve Capital Management ETF + # (Cost $42,612,753)	$42,590,474

	SHORT-TERM INVESTMENTS - 57.0%
	MONEY MARKET FUNDS- 57.0%
40,466,311	Fidelity Investments Money Market Fund - Government Portfolio - Class I (a) to yield 0.01% ^ ++	40,466,311
12,217,062	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Advisory Share Class (a) to yield 0.03% ^ ++	12,217,062
	TOTAL SHORT-TERM INVESTMENTS - (Cost $52,683,373)	52,683,373

	TOTAL INVESTMENTS - 103.0% (Cost $95,296,126)	$95,273,847
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%	(2,770,084)
	NET ASSETS - 100.0%	$92,503,763

^	Money market fund; interest rate reflects seven-day effective yield on July 31, 2021.

+	Affiliated Exchange Traded Fund

++	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”). (a) Pledged as collateral for swap agreements.

#	Affiliated company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

FINANCIAL INDEX SWAP
Notional Value at				Variable Rate		Unrealized
July 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Maturity Date	Depreciation
Dunn WMA Financial
Index program of
Dunn Capital
	Dunn WMA		0.60% of Notional	Management, LLC.
$40,022,139	Financial Index	Morgan Stanley	Resets Monthly	(“Dunn”)	6/21/2022	$(303,897)

Additional Information - Financial Index Swap Contract ^

The following table represents the individual positions and related values within the financial index swap as of July 31, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
185	2 Yr T-Note	Sep-21	Morgan Stanley	$40,729,672	5.60%	$14,532
80	Aussie 10Yr Bond	Sep-21	Morgan Stanley	8,580,971	1.18%	18,908
969	Aussie 3 Yr Bond	Sep-21	Morgan Stanley	83,239,367	11.45%	246,942
42	Australian Dollar CME	Sep-21	Morgan Stanley	3,055,428	0.42%	(50,633)
167	British Pound CME	Sep-21	Morgan Stanley	14,466,011	1.99%	(127,044)
71	CAC Index	Aug-21	Morgan Stanley	5,563,831	0.77%	98,468
160	Canadian Dollar CME	Sep-21	Morgan Stanley	12,818,639	1.76%	(249,667)
84	CFE Vix	Oct-21	Morgan Stanley	1,933,449	0.27%	(32,755)
56	CFE Vix	Nov-21	Morgan Stanley	1,298,457	0.18%	(12,974)
12	Dax Index	Sep-21	Morgan Stanley	5,671,917	0.78%	(32,044)
30	Emini Nasdaq	Sep-21	Morgan Stanley	9,060,418	1.25%	326,212
39	Emini S&P	Sep-21	Morgan Stanley	8,517,830	1.17%	162,614
182	Erx Bobl	Sep-21	Morgan Stanley	29,169,946	4.01%	81,766
22	EUR/USD CME	Sep-21	Morgan Stanley	3,229,254	0.44%	(12,968)
424	Euribor	Sep-23	Morgan Stanley	126,248,298	17.37%	25,689
8	Euro Bund	Sep-21	Morgan Stanley	1,585,444	0.22%	471
118	Euro_Stoxx50	Sep-21	Morgan Stanley	5,735,416	0.79%	(20,125)
7	Eurodollars	Dec-23	Morgan Stanley	6,566,136	0.90%	(83)
78	FTSE Index	Sep-21	Morgan Stanley	7,511,826	1.03%	(89,392)
13	Hang Seng Index	Aug-21	Morgan Stanley	2,207,408	0.30%	(13,072)
39	Japan Govt Bond OSE	Sep-21	Morgan Stanley	53,852,966	7.41%	30,703
570	Mexican Peso CME	Sep-21	Morgan Stanley	14,237,571	1.96%	62,276
64	Mini Dow	Sep-21	Morgan Stanley	11,210,304	1.54%	134,633
25	Osk Nikkei	Sep-21	Morgan Stanley	6,132,768	0.84%	(275,375)
97	Sfe Spi 200	Sep-21	Morgan Stanley	12,924,782	1.78%	35,202
12	Swiss Franc CME	Sep-21	Morgan Stanley	1,699,098	0.23%	(1,432)
41	Topix Index	Sep-21	Morgan Stanley	7,064,628	0.97%	(135,833)
29	Us 10 Yr Notes	Sep-21	Morgan Stanley	3,945,415	0.54%	(769)
						$184,250

Open Short Future
Contracts
(48)	5 Yr T-Note	Sep-21	Morgan Stanley	(6,007,708)	0.83%	$(13,888)
(56)	CFE Vix	Sep-21	Morgan Stanley	(1,232,852)	0.17%	14,367
(70)	CFE Vix	Aug-21	Morgan Stanley	(1,420,140)	0.20%	11,585
(429)	ERX 2 Bund	Sep-21	Morgan Stanley	(57,126,110)	7.86%	(115,483)
(79)	Gilts	Sep-21	Morgan Stanley	(14,165,645)	1.95%	(192,670)
(82)	Japanese Yen CME	Sep-21	Morgan Stanley	(9,381,549)	1.29%	(38,419)
(612)	Short Sterling	Jan-23	Morgan Stanley	(105,763,572)	14.55%	2,523
(20)	US T.Bond	Sep-21	Morgan Stanley	(3,274,330)	0.45%	(102,852)
						$(434,837)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 5.55%.

^	The make up of the underlying basket swap and the total positions will not correlate to the unrealized for the financial index swap due to timing of contracts settled with the broker.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2021

COMMODITY INDEX SWAP ++
Notional Value at				Variable Rate	Maturity	Unrealized
July 31, 2021	Description	Counterparty	Fixed Rate Paid	Received	Date	Depreciation
				Dunn WMA
				Commodity Index
				program of Dunn
	Dunn WMA		0.60% of Notional	Capital Management,
$52,727,802	Commodity Index	Morgan Stanley	Resets Monthly	LLC.	6/21/2022	$(60,323)

Net Unrealized Depreciation on Swap Contracts						$(364,220)

++	All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information - Commodity Index Swap Contract ^

The following table represents the individual positions and related values within the commodity index swap as of July 31, 2021.

						Unrealized
Open Long Future						Appreciation/
Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	(Depreciation)
41	Beanmeal	Dec-21	Morgan Stanley	$1,458,565	1.25%	$(52,417)
97	Beanoil	Dec-21	Morgan Stanley	3,684,626	3.16%	109,243
65	Brent Oil	Oct-21	Morgan Stanley	4,873,833	4.18%	109,423
10	Coffee NY	Sep-21	Morgan Stanley	693,748	0.60%	96,016
110	Corn	Dec-21	Morgan Stanley	2,987,749	2.56%	(77,054)
104	Cotton	Dec-21	Morgan Stanley	4,647,020	3.99%	67,732
65	Crude Oil	Oct-21	Morgan Stanley	4,732,937	4.06%	139,491
83	Gas Oil LDN	Oct-21	Morgan Stanley	5,126,934	4.40%	158,885
59	Gasoline Blendstock	Oct-21	Morgan Stanley	5,442,209	4.67%	134,309
55	Heating Oil	Oct-21	Morgan Stanley	5,098,064	4.38%	216,295
42	Hi Gr. Copper	Sep-21	Morgan Stanley	4,723,516	4.05%	160,641
52	KCBT Red Wheat	Dec-21	Morgan Stanley	1,762,544	1.51%	91,022
130	Lean Hogs	Oct-21	Morgan Stanley	4,584,304	3.93%	(11,240)
7	Natural Gas	Oct-21	Morgan Stanley	293,744	0.25%	(9,807)
11	Silver CMX	Sep-21	Morgan Stanley	1,435,766	1.23%	(78,756)
66	Soybeans	Nov-21	Morgan Stanley	4,423,368	3.80%	(40,757)
228	Sugar NY	Oct-21	Morgan Stanley	4,565,753	3.92%	181,051
36	Wheat	Dec-21	Morgan Stanley	1,268,924	1.09%	33,498
						$1,227,575

Open Short Future
Contracts
(11)	Cocoa NY	Dec-21	Morgan Stanley	(272,238)	0.23%	(187)
(85)	Cocoa NY	Sep-21	Morgan Stanley	(2,016,734)	1.73%	(44,736)
(3)	Gold CMX	Dec-21	Morgan Stanley	(510,642)	0.44%	(3,007)
(8)	Live Cattle	Oct-21	Morgan Stanley	(428,926)	0.37%	3,194
						$(44,736)

+	Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket’s net assets representing 44.20%.

^	The make up of the underlying basket swap and the total positions will not correlate to the unrealized for the commodity index swap due to timing of contracts settled with the broker.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$35,428,002	$42,300,931	$1,967,954	$52,683,373
Affiliated companies, At cost	12,768,803	5,544,347	—	42,612,753
Investments, At cost	$48,196,805	$47,845,278	$1,967,954	$95,296,126
Unaffiliated companies, At value	$39,116,738	$45,594,846	$2,155,664	$52,683,373
Affiliated companies, At value	15,569,205	5,612,965	—	42,590,474
Investments, At value	$54,685,943	$51,207,811	$2,155,664	$95,273,847
Cash	—	—	415	—
Deposits with brokers:
Futures - Goldman Sachs & Co. LLC	—	924,614	63	—
Options - Goldman Sachs & Co. LLC	689,011	1,381,301	—	—
Variation margin - due from broker	—	1,071,550	—	—
Receivable for Fund shares sold	473	377	—	99,901
Receivable for securities sold	3,861,311	—	—	—
Dividends and interest receivable	8,631	21	1	—
Prepaid expenses and other assets	47,086	40,801	18,183	38,730
TOTAL ASSETS	59,292,455	54,626,475	2,174,326	95,412,478

LIABILITIES
Due to broker: Swaps - Morgan Stanley	126,436	—	—	2,392,519
Payable for swap contracts	—	—	—	10,917
Options written, at value (Premium Received $90,750, $128,562,$0 and $0)	165,900	235,025	—	—
Unrealized depreciation on swap contracts	21,222	—	—	364,220
Capital Shares Redeemed	—	16,698	—	—
Payable for investments purchased	3,306,978	—	—	—
Payable for Fund shares repurchased	16,186	—	—	—
Investment advisory fees payable	39,075	41,049	1,680	68,726
Distribution (12b-1) fees payable	7,716	10,107	—	3,604
Payable to related parties	30,470	31,523	2,723	41,397
Accrued expenses and other liabilities	35,251	38,842	23,081	27,332
TOTAL LIABILITIES	3,749,234	373,244	27,484	2,908,715
NET ASSETS	$55,543,221	$54,253,231	$2,146,842	$92,503,763

Net Assets Consist Of:

Paid in capital	$46,771,356	$41,549,036	$4,523,014	$91,161,605
Accumulated Earnings (Deficit)	8,771,865	12,704,195	(2,376,172)	1,342,158
NET ASSETS	$55,543,221	$54,253,231	$2,146,842	$92,503,763

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$33,420,320	$27,287,215	$573,907	$6,502,297
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,521,860	2,577,845	105,248	1,026,930
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$13.25	$10.59	$5.45	$6.33
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$14.06	$11.24	$5.78	$6.72

Class C Shares:
Net Assets	$8,149,633	$9,046,594	$507,111	$1,799,333
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	678,682	933,110	99,892	303,289
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$12.01	$9.70	$5.08	$5.93

Institutional Class Shares:
Net Assets	$13,973,268	$17,919,422	$1,065,824	$84,202,133
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,033,552	1,681,214	193,366	13,112,824
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share(a)	$13.52	$10.66	$5.51	$6.42

(a)	For each of the Funds, except Arrow DWA Tactical: Income Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to consolidated financial statements.

The Arrow Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2021

	Arrow DWA	Arrow DWA	Arrow DWA	Arrow Managed
	Tactical:	Tactical:	Tactical:	Futures Strategy
	Balanced Fund	Macro Fund	Income	Fund
	(Consolidated)	(Consolidated)	Fund	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$507,192	$558,007	$48,713	$—
Dividends from affiliated companies	86,589	5,982	—	60,133
Interest	316	—	18	5,719
TOTAL INVESTMENT INCOME	594,097	563,989	48,731	65,852

EXPENSES
Investment advisory fees	498,998	583,940	18,313	736,590
Distribution (12b-1) fees, Class C	128,652	149,060	6,501	20,490
Administrative services fees	87,667	96,877	14,609	126,194
Distribution (12b-1) fees, Class A	77,111	59,108	1,486	17,210
Registration fees	60,816	67,059	57,182	74,747
Transfer agent fees	54,060	61,539	10,831	74,250
Third Party Administrative Servicing Fees	45,773	47,020	1,993	17,698
Professional fees	37,402	39,094	19,451	42,573
Accounting services fees	34,327	40,080	1,235	54,532
Custodian fees	12,563	15,355	8,288	12,045
Printing and postage expenses	11,577	11,068	2,214	13,932
Trustees’ fees and expenses	7,858	7,925	6,371	8,056
Compliance officer fees	5,883	6,733	246	9,430
Insurance expense	3,305	5,408	23	5,589
Interest expense	—	350	—	—
Other expenses	2,603	2,977	1,217	2,834
TOTAL EXPENSES	1,068,595	1,193,593	149,960	1,216,170
Less: Fees waived	(6,860)	(601)	—	(21,084)
NET EXPENSES	1,061,735	1,192,992	149,960	1,195,086

NET INVESTMENT LOSS	(467,638)	(629,003)	(101,229)	(1,129,234)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	4,977,963	15,878,420	195,264	—
Security transactions, affiliated companies	(110,719)	(12,705)	—	12,104
Futures contracts	309,553	2,311,372	469	—
Swap contracts	509,471	—	—	6,967,641
Written options	233,995	(197,949)	—	—
	5,920,263	17,979,138	195,733	6,979,745
Net change in unrealized appreciation/(depreciation) of:
Securities and foreign currency translations,
Securities, unaffiliated companies	(500,994)	(3,724,016)	18,178	—
Securities, affiliated companies	3,033,061	68,178	—	(175,637)
Futures contracts	(676,470)	(2,271,500)	(1,172)	—
Swap contracts	(22,584)	—	—	(452,557)
Written Options	(75,150)	(106,463)	—	—
	1,757,863	(6,033,801)	17,006	(628,194)
NET REALIZED AND UNREALIZED GAIN	7,678,126	11,945,337	212,739	6,351,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,210,488	$11,316,334	$111,510	$5,222,317

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
FROM OPERATIONS
Net investment loss	$(467,638)	$(146,513)
Net realized gain from securities, futures contracts, options written and swap contracts	5,920,263	3,419,969
Net change in unrealized appreciation of securities, futures contracts, options written and swap contracts	1,757,863	1,483,497
Net increase in net assets resulting from operations	7,210,488	4,756,953

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,883,721)	(531,470)
Class C	(2,032,297)	(182,787)
Institutional Class	(820,248)	(216,759)
Net decrease in net assets from distributions to shareholders	(5,736,266)	(931,016)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,063,789	2,064,278
Class C	823,744	691,912
Institutional Class	8,877,445	2,173,724
Net asset value of shares issued in reinvestment of distributions:
Class A	2,600,094	482,056
Class C	1,990,967	175,195
Institutional Class	763,539	205,590
Redemption fee proceeds:
Class A	2	1
Class C	23	—
Institutional Class	1	—
Payments for shares redeemed:
Class A	(6,742,379)	(8,923,711)
Class C	(13,158,738)	(7,334,763)
Institutional Class	(2,785,469)	(6,795,969)
Net increase (decrease) in net assets from shares of beneficial interest	3,433,018	(17,261,687)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,907,240	(13,435,750)

NET ASSETS
Beginning of Year	50,635,981	64,071,731
End of Year	$55,543,221	$50,635,981

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020

SHARE ACTIVITY - Class A
Shares Sold	871,406	172,725
Shares Reinvested	209,011	41,664
Shares Redeemed	(516,021)	(760,397)
Net increase (decrease) in shares of beneficial interest outstanding	564,396	(546,008)
SHARE ACTIVITY - Class C
Shares Sold	67,964	63,363
Shares Reinvested	175,880	16,373
Shares Redeemed	(1,130,186)	(671,079)
Net decrease in shares of beneficial interest outstanding	(886,342)	(591,343)
SHARE ACTIVITY - Institutional Class
Shares Sold	671,532	179,756
Shares Reinvested	60,263	17,482
Shares Redeemed	(210,371)	(568,293)
Net increase (decrease) in shares of beneficial interest outstanding	521,424	(371,055)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(629,003)	$25,723
Net realized gain (loss) from securities, futures contracts and options written	17,979,138	(3,027,312)
Net change in unrealized appreciation (depreciation) of securities, futures contracts and options written	(6,033,801)	3,149,980
Net increase in net assets resulting from operations	11,316,334	148,391

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(1,261,103)	(1,316,461)
Class C	(1,342,714)	(1,778,148)
Institutional Class	(1,256,127)	(4,263,848)
Net decrease in net assets from distributions to shareholders	(3,859,944)	(7,358,457)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	11,538,503	2,965,758
Class C	200,836	388,544
Institutional Class	4,054,869	8,811,388
Net asset value of shares issued in reinvestment of distributions:
Class A	1,053,786	1,129,944
Class C	1,297,839	1,695,730
Institutional Class	1,126,772	4,141,521
Redemption fee proceeds:
Class A	1	5,450
Class C	24	4
Institutional Class	4	197
Payments for shares redeemed:
Class A	(5,840,357)	(10,645,723)
Class C	(15,533,761)	(10,363,742)
Institutional Class	(36,349,973)	(26,350,730)
Net decrease in net assets from shares of beneficial interest	(38,451,457)	(28,221,659)

TOTAL DECREASE IN NET ASSETS	(30,995,067)	(35,431,725)

NET ASSETS
Beginning of Year	85,248,298	120,680,023
End of Year	$54,253,231	$85,248,298

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	1,161,446	325,467
Shares Reinvested	107,749	116,971
Shares Redeemed	(572,884)	(1,112,934)
Net increase (decrease) in shares of beneficial interest outstanding	696,311	(670,496)
SHARE ACTIVITY - Class C
Shares Sold	21,493	43,690
Shares Reinvested	144,044	189,679
Shares Redeemed	(1,694,492)	(1,213,032)
Net decrease in shares of beneficial interest outstanding	(1,528,955)	(979,663)
SHARE ACTIVITY - Institutional Class
Shares Sold	397,552	899,697
Shares Reinvested	114,509	426,521
Shares Redeemed	(3,624,284)	(2,888,142)
Net decrease in shares of beneficial interest outstanding	(3,112,223)	(1,561,924)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(101,229)	$24,316
Net realized gain (loss) from securities, futures contracts and swap contracts	195,733	(657,677)
Net change in unrealized appreciation of securities, futures contracts and swap contracts	17,006	114,253
Net increase (decrease) in net assets resulting from operations	111,510	(519,108)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(63,692)	(70,768)
Class C	(103,799)	(36,498)
Institutional Class	(163,309)	(310,868)
Net decrease in net assets from distributions to shareholders	(330,800)	(418,134)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	190,512	297,187
Class C	—	569,224
Institutional Class	81,074	458,557
Net asset value of shares issued in reinvestment of distributions:
Class A	54,970	63,759
Class C	100,072	32,282
Class I	160,744	298,502
Payments for shares redeemed:
Class A	(338,423)	(923,854)
Class C	(337,732)	(953,241)
Institutional Class	(543,498)	(15,138,087)
Net decrease in net assets from shares of beneficial interest	(632,281)	(15,295,671)

TOTAL DECREASE IN NET ASSETS	(851,571)	(16,232,913)

NET ASSETS
Beginning of Year	2,998,413	19,231,326
End of Year	$2,146,842	$2,998,413

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	35,052	40,887
Shares Reinvested	10,049	8,359
Shares Redeemed	(57,675)	(135,697)
Net decrease in shares of beneficial interest outstanding	(12,574)	(86,451)
SHARE ACTIVITY - Class C
Shares Sold	—	92,587
Shares Reinvested	19,584	4,466
Shares Redeemed	(65,026)	(131,664)
Net decrease in shares of beneficial interest outstanding	(45,442)	(34,611)
SHARE ACTIVITY - Institutional Class
Shares Sold	14,802	58,944
Shares Reinvested	29,120	38,629
Shares Redeemed	(93,037)	(1,976,351)
Net decrease in shares of beneficial interest outstanding	(49,115)	(1,878,778)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
FROM OPERATIONS
Net investment income (loss)	$(1,129,234)	$210,206
Net realized gain (loss) from securities and swap contracts	6,979,745	(11,249,541)
Net change in unrealized depreciation of securities and swap contracts	(628,194)	(1,119,020)
Net increase (decrease) in net assets resulting from operations	5,222,317	(12,158,355)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	—	(1,200,178)
Class C	—	(430,061)
Class I	—	(10,713,448)
Net decrease in net assets from distributions to shareholders	—	(12,343,687)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,707,814	3,138,571
Class C	150,155	989,196
Institutional Class	21,442,534	39,163,676
Net asset value of shares issued in reinvestment of distributions:
Class A	—	1,184,086
Class C	—	382,481
Class I	—	10,143,343
Redemption fee proceeds:
Class A	114	778
Class C	19	52
Institutional Class	1,306	5,425
Payments for shares redeemed:
Class A	(3,030,184)	(7,089,726)
Class C	(835,299)	(2,487,664)
Institutional Class	(15,953,376)	(64,619,653)
Net increase (decrease) in net assets from shares of beneficial interest	3,483,083	(19,189,435)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,705,400	(43,691,477)

NET ASSETS
Beginning of Year	83,798,363	127,489,840
End of Year	$92,503,763	$83,798,363

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	July 31, 2021	July 31, 2020
SHARE ACTIVITY - Class A
Shares Sold	280,210	477,168
Shares Reinvested	—	160,621
Shares Redeemed	(501,298)	(1,090,032)
Net decrease in shares of beneficial interest outstanding	(221,088)	(452,243)
SHARE ACTIVITY - Class C
Shares Sold	26,948	161,455
Shares Reinvested	—	54,562
Shares Redeemed	(147,801)	(412,501)
Net decrease in shares of beneficial interest outstanding	(120,853)	(196,484)
SHARE ACTIVITY - Institutional Class
Shares Sold	3,407,798	5,901,955
Shares Reinvested	—	1,364,275
Shares Redeemed	(2,608,467)	(9,826,868)
Net increase (decrease) in shares of beneficial interest outstanding	799,331	(2,560,638)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$12.92	$11.91		$12.84	$13.03	$12.88
Activity from investment operations:
Net investment income (loss) (1)	(0.10)	(0.00	) (3)	0.04	0.03	0.02
Net realized and unrealized gain on investments	1.92	1.25		0.00 (3)	0.71	0.13 (6)
Total from investment operations	1.82	1.25		0.04	0.74	0.15
Paid-in-capital from redemption fees (3)	0.00	0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	(0.03)	(0.15)		—	—	—
Net realized gains	(1.46)	(0.09)		(0.97)	(0.93)	—
Total distributions	(1.49)	(0.24)		(0.97)	(0.93)	—
Net asset value, end of year	$13.25	$12.92		$11.91	$12.84	$13.03
Total return (2)	14.81%	10.72%		1.22%	5.69%	1.16%
Net assets, end of year (000s)	$33,420	$25,289		$29,818	$38,242	$47,343
Ratio of gross expenses to average net assets (4)(7)	1.86%	1.83%		1.73%	1.60%	1.56%
Ratio of net expenses to average net assets (4)	1.85%	1.82%		1.72%	1.57%	1.51%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.76)%	(0.04)%		0.34%	0.19%	0.17%
Portfolio Turnover Rate	112%	124%		121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.89	$10.92	$11.95	$12.27	$12.22
Activity from investment operations:
Net investment loss (1)	(0.17)	(0.09)	(0.04)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.75	1.16	(0.02)	0.68	0.12 (6)
Total from investment operations	1.58	1.07	(0.06)	0.61	0.05
Paid-in-capital from redemption fees	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	—	(0.01)	—	—	—
Net realized gains	(1.46)	(0.09)	(0.97)	(0.93)	—
Total distributions	(1.46)	(0.10)	(0.97)	(0.93)	—
Net asset value, end of year (000s)	$12.01	$11.89	$10.92	$11.95	$12.27
Total return (2)	14.04%	9.87%	0.43%	4.95%	0.41%
Net assets, end of year	$8,150	$18,613	$23,547	$42,837	$55,091
Ratio of gross expenses to average net assets (4)(7)	2.61%	2.58%	2.48%	2.35%	2.31%
Ratio of net expenses to average net assets (4)	2.60%	2.57%	2.47%	2.32%	2.26%
Ratio of net investment loss to average net assets (4)(5)	(1.51)%	(0.79)%	(0.35)%	(0.55)%	(0.57)%
Portfolio Turnover Rate	112%	124%	121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Balanced Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$13.15	$12.12	$13.02	$13.16	$12.98
Activity from investment operations:
Net investment income (loss) (1)	(0.07)	0.03	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.96	1.27	(0.02)	0.73	0.13 (6)
Total from investment operations	1.89	1.30	0.07	0.79	0.18
Paid-in-capital from redemption fees	0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Less distributions from:
Net investment income	(0.06)	(0.18)	—	—	—
Net realized gains	(1.46)	(0.09)	(0.97)	(0.93)	—
Total distributions	(1.52)	(0.27)	(0.97)	(0.93)	—
Net asset value, end of year	$13.52	$13.15	$12.12	$13.02	$13.16
Total return (2)	15.14%	11.02%	1.44%	6.02%	1.39%
Net assets, end of year (000s)	$13,973	$6,735	$10,707	$10,776	$14,699
Ratio of gross expenses to average net assets (4)(7)	1.61%	1.58%	1.48%	1.35%	1.31%
Ratio of net expenses to average net assets (4)	1.59%	1.57%	1.47%	1.32%	1.26%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.51)%	0.27%	0.74%	0.44%	0.43%
Portfolio Turnover Rate	112%	124%	121%	115%	169%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized gain in the Consolidated Statement of Operations for the year ended July 31, 2017, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(7)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$9.50	$9.94	$10.77	$10.70	$10.41
Activity from investment operations:
Net investment income (loss) (1)	(0.10)	0.01	0.02	0.00 (3)	0.06
Net realized and unrealized gain (loss) on investments	1.89	0.20	(0.49)	1.07	0.54
Total from investment operations	1.79	0.21	(0.47)	1.07	0.60
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.49)	(0.09)	—	(0.01)	(0.17)
Net realized gains	(0.21)	(0.56)	(0.36)	(0.99)	(0.14)
Total distributions	(0.70)	(0.65)	(0.36)	(1.00)	(0.31)
Net asset value, end of year	$10.59	$9.50	$9.94	$10.77	$10.70
Total return (2)	19.46%	2.03%	(3.93)%	10.23%	5.92%
Net assets, end of year (000s)	$27,287	$17,875	$25,373	$39,007	$39,848
Ratio of gross expenses to average net assets (4)(6)	1.83%	1.74%	1.61%	1.54%	1.58%
Ratio of net expenses to average net assets (4)	1.83%	1.74%	1.61%	1.54%	1.58%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.98)%	0.07%	0.22%	0.01%	0.56%
Portfolio Turnover Rate	152%	147%	183%	108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$8.75	$9.20	$10.08	$10.13	$9.87
Activity from investment operations:
Net investment loss (1)	(0.15)	(0.06)	(0.05)	(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	1.72	0.19	(0.47)	1.02	0.51
Total from investment operations	1.57	0.13	(0.52)	0.94	0.49
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.41)	(0.02)	—	—	(0.09)
Net realized gains	(0.21)	(0.56)	(0.36)	(0.99)	(0.14)
Total distributions	(0.62)	(0.58)	(0.36)	(0.99)	(0.23)
Net asset value, end of year	$9.70	$8.75	$9.20	$10.08	$10.13
Total return (2)	18.51%	1.24%	(4.71)%	9.46%	5.15%
Net assets, end of year (000s)	$9,047	$21,539	$31,671	$46,510	$52,682
Ratio of gross expenses to average net assets (4)(6)	2.58%	2.49%	2.36%	2.29%	2.33%
Ratio of net expenses to average net assets (4)	2.58%	2.49%	2.36%	2.29%	2.33%
Ratio of net investment loss to average net assets (4)(5)	(1.62)%	(0.67)%	(0.49)%	(0.80)%	(0.21)%
Portfolio Turnover Rate	152%	147%	183%	108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year		Year	Year
	Ended	Ended	Ended		Ended	Ended
	July 31,	July 31,	July 31,		July 31,	July 31,
Institutional Class Shares	2021	2020	2019		2018	2017
Net asset value, beginning of year	$9.56	$10.01	$10.82		$10.75	$10.46
Activity from investment operations:
Net investment income (loss) (1)	(0.07)	0.03	0.05		0.02	0.08
Net realized and unrealized gain (loss) on investments	1.89	0.20	(0.50)		1.08	0.55
Total from investment operations	1.82	0.23	(0.45)		1.10	0.63
Paid-in-capital from redemption fees (5)	0.00	0.00	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.51)	(0.12)	(0.00	) (5)	(0.04)	(0.20)
Net realized gains	(0.21)	(0.56)	(0.36)		(0.99)	(0.14)
Total distributions	(0.72)	(0.68)	(0.36)		(1.03)	(0.34)
Net asset value, end of year	$10.66	$9.56	$10.01		$10.82	$10.75
Total return (2)	19.73%	2.23%	(3.69)%		10.47%	6.20%
Net assets, end of year (000s)	$17,919	$45,834	$63,635		$89,990	$93,955
Ratio of gross expenses to average net assets (3)(6)	1.58%	1.49%	1.36%		1.29%	1.33%
Ratio of net expenses to average net assets (3)	1.58%	1.49%	1.36%		1.29%	1.33%
Ratio of net investment income (loss) to average net assets (3)(4)	(0.65)%	0.34%	0.51%		0.22%	0.77%
Portfolio Turnover Rate	152%	147%	183%		108%	206%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount represents less than $0.01 per share.

(6)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$5.99	$7.64	$7.89	$8.80	$8.89
Activity from investment operations:
Net investment income (loss) (1)	(0.24)	(0.02)	0.20	0.17	0.17
Net realized and unrealized gain (loss) on investments	0.50	(1.20)	(0.28)	(0.27)	0.14
Total from investment operations	0.26	(1.22)	(0.08)	(0.10)	0.31
Less distributions from:
Net investment income	(0.80)	(0.43)	(0.17)	(0.17)	(0.37)
Net realized gains	—	—	—	(0.56)	(0.03)
Return of capital	—	—	—	(0.08)	—
Total distributions	(0.80)	(0.43)	(0.17)	(0.81)	(0.40)
Net asset value, end of year	$5.45	$5.99	$7.64	$7.89	$8.80
Total return (2)	4.27%	(17.13)%	(1.08)%	(1.09)%	3.39%
Net assets, end of year (000s)	$574	$706	$1,561	$2,528	$9,075
Ratio of gross expenses to average net assets (3)(4)	6.06%	2.62%	1.75%	1.58%	1.33%
Ratio of net expenses to average net assets (4)	6.06%	2.60%	1.72%	1.54%	1.32%
Ratio of net investment income (loss) to average net assets (4)(5)	(4.30)%	(0.29)%	2.52%	2.08%	1.87%
Portfolio Turnover Rate	123%	411%	307%	279%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$5.65	$7.25	$7.50	$8.41	$8.52
Activity from investment operations:
Net investment income (loss) (1)	(0.25)	(0.07)	0.13	0.10	0.11
Net realized and unrealized gain (loss) on investments	0.46	(1.14)	(0.26)	(0.26)	0.11
Total from investment operations	0.21	(1.21)	(0.13)	(0.16)	0.22
Less distributions from:
Net investment income	(0.78)	(0.39)	(0.12)	(0.14)	(0.30)
Net realized gains	—	—	—	(0.56)	(0.03)
Return of capital	—	—	—	(0.05)	—
Total distributions	(0.78)	(0.39)	(0.12)	(0.75)	(0.33)
Net asset value, end of year	$5.08	$5.65	$7.25	$7.50	$8.41
Total return (2)	3.59%	(17.77)%	(1.72)%	(1.81)%	2.58%
Net assets, end of year (000s)	$507	$821	$1,304	$1,601	$2,514
Ratio of gross expenses to average net assets (3)(4)	6.81%	3.37%	2.50%	2.33%	2.08%
Ratio of net expenses to average net assets (4)	6.81%	3.35%	2.47%	2.29%	2.07%
Ratio of net investment income (loss) to average net assets (4)(5)	(4.62)%	(1.13)%	1.73%	1.32%	1.35%
Portfolio Turnover Rate	123%	411%	307%	279%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical: Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$6.07	$7.72	$7.97	$8.87	$8.96
Activity from investment operations:
Net investment income (loss) (1)	(0.22)	0.05	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	0.49	(1.26)	(0.28)	(0.27)	0.14
Total from investment operations	0.27	(1.21)	(0.06)	(0.07)	0.33
Less distributions from:
Net investment income	(0.83)	(0.44)	(0.19)	(0.18)	(0.39)
Net realized gains	—	—	—	(0.56)	(0.03)
Return of capital	—	—	—	(0.09)	—
Total distributions	(0.83)	(0.44)	(0.19)	(0.83)	(0.42)
Net asset value, end of year	$5.51	$6.07	$7.72	$7.97	$8.87
Total return (2)	4.50%	(16.83)%	(0.82)%	(0.69)%	3.63%
Net assets, end of year (000s)	$1,066	$1,472	$16,367	$26,135	$110,676
Ratio of gross expenses to average net assets (3)(4)	5.81%	2.37%	1.50%	1.33%	1.08%
Ratio of net expenses to average net assets (4)	5.81%	2.35%	1.47%	1.29%	1.07%
Ratio of net investment income (loss) to average net assets (4)(5)	(3.81)%	0.72%	2.81%	2.40%	2.08%
Portfolio Turnover Rate	123%	411%	307%	279%	263%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year		Year	Year	Year
	Ended	Ended		Ended	Ended	Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	2021	2020		2019	2018	2017
Net asset value, beginning of year	$5.94	$7.37		$7.62	$7.23	$9.64
Activity from investment operations:
Net investment income (loss) (1)	(0.09)	(0.00	) (4)	0.06	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments	0.48	(0.71)		0.73	0.58	(1.64)
Total from investment operations	0.39	(0.71)		0.79	0.57	(1.71)
Paid-in-capital from redemption fees (4)	0.00	0.00		0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.72)		(1.04)	(0.18)	(0.70)
Total distributions	—	(0.72)		(1.04)	(0.18)	(0.70)
Net asset value, end of year	$6.33	$5.94		$7.37	$7.62	$7.23
Total return (2)	6.57%	(11.47)%		12.80%	7.64%	(18.10)%
Net assets, end of year (000s)	$6,502	$7,415		$12,524	$25,422	$49,728
Ratio of gross expenses to average net assets (3)(5)	1.61%	1.53%		1.47%	1.40%	1.37%
Ratio of net expenses to average net assets (5)	1.59%	1.51%		1.43%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.51)%	0.02%		0.91%	(0.12)%	(0.88)%
Portfolio Turnover Rate	11%	11%		3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$5.61	$7.02	$7.28	$6.92	$9.29
Activity from investment operations:
Net investment income (loss) (1)	(0.13)	(0.04)	0.01	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	0.45	(0.67)	0.70	0.56	(1.57)
Total from investment operations	0.32	(0.71)	0.71	0.50	(1.70)
Paid-in-capital from redemption fees (4)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.70)	(0.97)	(0.14)	(0.67)
Total distributions	—	(0.70)	(0.97)	(0.14)	(0.67)
Net asset value, end of year	$5.93	$5.61	$7.02	$7.28	$6.92
Total return (2)	5.70%	(12.07)%	11.97%	6.92%	(18.66)%
Net assets, end of year (000s)	$1,799	$2,379	$4,356	$5,607	$5,272
Ratio of gross expenses to average net assets (3)(5)	2.36%	2.28%	2.22%	2.15%	2.12%
Ratio of net expenses to average net assets (5)	2.34%	2.26%	2.18%	2.13%	2.12%
Ratio of net investment income (loss) to average net assets (5)(6)	(2.26)%	(0.70)%	0.10%	(0.83)%	(1.64)%
Portfolio Turnover Rate	11%	11%	3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	2021	2020	2019	2018	2017
Net asset value, beginning of year	$6.01	$7.44	$7.72	$7.32	$9.74
Activity from investment operations:
Net investment income (loss) (1)	(0.08)	0.02	0.07	0.01	(0.05)
Net realized and unrealized gain (loss) on investments	0.49	(0.72)	0.75	0.59	(1.66)
Total from investment operations	0.41	(0.70)	0.82	0.60	(1.71)
Paid-in-capital from redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—	(0.73)	(1.10)	(0.20)	(0.71)
Total distributions	—	(0.73)	(1.10)	(0.20)	(0.71)
Net asset value, end of year	$6.42	$6.01	$7.44	$7.72	$7.32
Total return (2)	6.82%	(11.23)%	13.12%	7.88%	(17.94)%
Net assets, end of year (000s)	$84,202	$74,005	$110,610	$79,783	$67,565
Ratio of gross expenses to average net assets (4)(5)	1.36%	1.28%	1.21%	1.15%	1.12%
Ratio of net expenses to average net assets (5)	1.34%	1.26%	1.18%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets (5)(6)	(1.26)%	0.26%	1.03%	0.18%	(0.65)%
Portfolio Turnover Rate	11%	11%	3%	0%	801%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Represents the ratio of expenses to average net assets absent fee waiver and/or expense reimbursements by Arrow Investment Advisors, LLC.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

July 31, 2021

1.	ORGANIZATION

The Arrow DWA Tactical: Balanced Fund (“ADTBF”), formerly Arrow DWA Balanced Fund, the Arrow DWA Tactical: Macro Fund (“ADTMF”), formerly Arrow DWA Tactical Fund, the Arrow DWA Tactical: Income Fund (“ADTIF”), formerly Arrow Dynamic Income Fund and the Arrow Managed Futures Strategy Fund (“AMFSF”) (each a “Fund” and collectively, the “Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. The Funds are diversified funds. ADTBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTMF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. ADTIF seeks income and long term capital appreciation with an emphasis on absolute (positive) returns, low volatility and low correlation to the equity and fixed income markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns.

Each Fund was reorganized on March 1, 2012 from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of the Trust. As a series of the Trust, each Fund is a continuation of a predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class of the Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2021

Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange (including exchange-traded funds (“ETFs”)) are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on a proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds (other than ETFs) are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount on such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange Traded Funds – An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain

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financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

In certain circumstances, securities may be valued at their fair value as determined in good faith by Arrow Investment Advisors, LLC (the “Advisor”) and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2021 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Tactical: Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,857,876	$—	$—	$13,857,876
Exchange Traded Funds	34,158,577	—	—	34,158,577
Exchange Traded Note	1,797,841	—	—	1,797,841
Put Options Purchased	98,760	—	—	98,760
Money Market Funds	4,772,889	—	—	4,772,889
Total	$54,685,943	$—	$—	$54,685,943

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$165,900	$—	$—	$165,900
Open Swap Contracts *	—	21,222	—	21,222
Total	$165,900	$21,222	$—	$187,122

Arrow DWA Tactical: Macro Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,871,313	$—	$—	$48,871,313
Put Options Purchased	139,910	—	—	139,910
Money Market Fund	2,196,588	—	—	2,196,588
Variation Margin-Open Long Futures Contracts *	1,071,550	—	—	1,071,550
Total	$52,279,361	$—	$—	$52,279,361

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$235,025	$—	$—	$235,025
Total	$235,025	$—	$—	$235,025

Arrow DWA Tactical: Income Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,127,183	$—	$—	$2,127,183
Money Market Fund	28,481	—	—	28,481
Total	$2,155,664	$—	$—	$2,155,664

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Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$42,590,474	$—	$—	$42,590,474
Money Market Funds	52,683,373	—	—	52,683,373
Total	$95,273,847	$—	$—	$95,273,847

Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$—	$364,220	$—	$364,220
Total	$—	$364,220	$—	$364,220

The Funds did not hold any Level 3 securities at the end of the year.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of July 31, 2021.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (“ADB-CFC”), ADWAT Fund Limited (“ADT-CFC”), and Arrow MFT Fund Limited (“AMFS-CFC”) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADTBF, ADTMF, and AMFSF include the accounts of ADB-CFC, ADT-CFC, and AMFS-CFC, respectively, which are wholly-owned and controlled subsidiaries. Prior years’ financial highlights of ADTIF were consolidated with Northern Lights SPC (AAS-CFC). All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund, except ADTIF, may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Each CFC utilizes commodity-based derivative products to facilitate the relevant Fund’s pursuit of its investment objectives. In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, a Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – A Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit

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quality of securities held by a Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in high yield fixed-income securities (also known as "junk bonds"), which are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on a Fund.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund's share price and total return to be reduced and fluctuate more than other types of investments.

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Market Risk – The net asset value of a Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by a Fund is replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce a Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Swap Counterparty Credit Risk – Each Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Taxation Risk – By investing in commodities indirectly through a CFC, a Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, any income received from a CFC will be passed through to the relevant Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – Each CFC will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which each Fund and CFC, respectively, are organized, could result in the inability of each Fund and/or CFC to operate as described in the Prospectus and could negatively affect each Fund and its shareholders. Your cost of investing in a Fund will be higher because you indirectly bear the expenses of its CFC.

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A summary of each Fund’s investments in its respective CFC are as follows:

		CFC Net Assets at	% of Total Net Assets at
	Inception Date of CFC	July 31, 2021	July 31, 2021
ADB-CFC	12/5/2012	$1,515,510	2.73%
ADT-CFC	12/12/2011	2,412,880	4.45%
AMFS-CFC	7/23/2010	17,809,499	19.25%

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – ADTBF and ADTMF intend to distribute substantially all of their net investment income at least annually and net capital gain annually. AMFSF intends to distribute substantially all of its investment income at least quarterly and net capital gain annually. ADTIF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2018 – July 31, 2020, or expected to be taken in the Funds’ July 31, 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

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Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, if any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations. There were no forward currency contracts held during the year ended July 31, 2021 for any Fund.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, that Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

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Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays

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if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Derivatives Disclosure

Fair Values of Derivative Instruments in ADTBF as of July 31, 2021:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$17,146
Commodity Index Swap:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	4,076
Purchased Put Options	Investments Securities: Unaffiliated companies at value	98,760	Investments Securities: Unaffiliated companies at value	—
Written Call Options	Options written at value	—	Options written, at value	165,900
		$98,760		$187,122

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Fair Values of Derivative Instruments in ADTMF as of July 31, 2021:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures - Commodity contracts:	Variation margin - due from broker	$1,071,550	* Variation margin - due from broker	$—
Put Options Purchased	Investments Securities: Unaffiliated companies at value	139,910	Investments Securities: Unaffiliated companies at value	—
Call Options Written	Options written at value	—	Options written, at value	235,025
		$1,211,460		$235,025

Fair Values of Derivative Instruments in AMFSF as of July 31, 2021:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Financial Index Swap:	Unrealized appreciation on swap contracts	$—	Unrealized depreciation on swap contracts	$303,897
Commodity Index Swap:	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	60,323
		$—		$364,220

The average notional value of the derivative instruments for the year ended July 31, 2021 is disclosed below:

	Long	Purchased Put	Written Call	Financial Index	Commodity Index
	Futures	Options	Options	Swap	Swap
ADTBF	$3,091,720	$32,625,000	$16,708,333	$2,264,523	$3,216,373
ADTMF	8,244,940	29,010,000	17,133,750	—	—
AMFSF	—	—	—	39,960,952	48,905,286

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The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended July 31, 2021:

	ADTBF
	Commodity	Financial	Equity
Location	Contracts	Contracts	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$309,553	$—	$—	$309,553
Swap contracts	(28,475)	537,946	—	509,471
Securities, unaffiliated companies	—	—	(2,288,950)	(2,288,950)
Written Options	—	—	233,995	233,995
Total net realized gain (loss)	$281,078	$537,946	$(2,054,955)	$(1,235,931)

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(676,470)	$—	$—	$(676,470)
Swap contracts	11,760	(34,344)	—	(22,584)
Securities, unaffiliated companies	—	—	(195,240)	(195,240)
Written Options	—	—	(75,150)	(75,150)
Total net change in unrealized depreciation	$(664,710)	$(34,344)	(270,390)	$(969,444)

	ADTMF
	Commodity	Equity
Location	Contracts	Contracts	Total
Net realized gain (loss) from:
Futures contracts	$2,311,372	$—	$2,311,372
Written options	—	(197,949)	(197,949)
Total net realized gain (loss)	$2,311,372	$(197,949)	$2,113,423

Net change in unrealized appreciation (depreciation) of:
Futures contracts	$(2,271,500)	$—	$(2,271,500)
Written Options	—	(106,463)	(106,463)
Total net change in unrealized depreciation	$(2,271,500)	$(106,463)	$(2,377,963)

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ADTIF
	Interest
Location	Contracts	Total
Net realized gain from:
Futures contracts	$469	$469
Total net realized gain	$469	$469

Net change in unrealized depreciation of:
Futures contracts	$(1,172)	$(1,172)
Total net change in unrealized depreciation	$(1,172)	$(1,172)

	AMFSF
	Commodity	Financial
Location	Contracts	Contracts	Total
Net realized gain (loss) from:
Swap contracts	$(567,649)	$7,535,290	$6,967,641
Total net realized gain (loss)	$(567,649)	$7,535,290	$6,967,641

Net change in unrealized depreciation of:
Swap contracts	$(670,757)	$218,200	$(452,557)
Total net change in unrealized depreciation	$(670,757)	$218,200	$(452,557)

Credit Facility – The Funds have collectively entered into a $8.5 million secured Revolving Credit Agreement (the “Agreement”) with MUFG Union Bank, National Association, effective September 22, 2020. Prior to September 22, 2020, the agreement was for $15 million. Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.

During the year ended July 31, 2021, ADTMF incurred $350 interest expense (including origination fees) related to the borrowings. For ADTMF, average borrowings and average interest rate during the year ended July 31, 2021 were $300,000 and 2.35%, respectively. The largest outstanding borrowing for ADTMF during the year ended July 31, 2021 was $300,000. ADTBF, ADTIF and AMFSF did not incur any interest expense during the year. At July 31, 2021, there were no outstanding borrowings.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2021

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the year ended July 31, 2021, each Fund was subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2021.

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statements of Assets	Statements of Assets &	Financial	Cash Collateral
	Recognized Assets	& Liabilities	Liabilities	Instruments	Received/(Pledged)	Net Amount
ADTBF
Put Options Purchased - Goldman Sachs	$98,760	$—	$98,760	$(98,760)	$—	$—
Total	$98,760	$—	$98,760	$(98,760)	$—	$—

ADTMF
Put Options Purchased - Goldman Sachs	$139,910	$—	$139,910	$(139,910)	$—	$—
Futures Contracts - Goldman Sachs	1,071,550	—	1,071,550	—	—	1,071,550
Total	$1,211,460	$—	$1,211,460	$(139,910)	$—	$1,071,550

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

July 31, 2021

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
			Net Amounts of Assets
		Gross Amounts Offset in	Presented in the
	Gross Amounts of	the Statements of Assets	Statements of Assets &	Financial	Cash Collateral
Description	Recognized Liabilities	& Liabilities	Liabilities	Instruments	Pledged (1)	Net Amount
ADTBF
Swap Contracts - Morgan Stanley	$21,222	$—	$21,222	$(21,222)	$—	$—
Call Options Written - Goldman Sachs	165,900	—	165,900	(98,760)	(67,140)	—
Total	$187,122	$—	$187,122	$(119,982)	$(67,140)	$—

ADTMF
Call Options Written - Goldman Sachs	$235,025	$—	$235,025	$(139,910)	$(95,115)	$—
Total	$235,025	$—	$235,025	$(139,910)	$(95,115)	$—

AMFSF
Swap Contracts - Morgan Stanley	$364,220	$—	$364,220	$(364,220)	$—	$—
Total	$364,220	$—	$364,220	$(364,220)	$—	$—

(1)	Collateral shown is limited to liability amount.

4.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2021, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
ADTBF	$51,966,316	$55,463,697
ADTMF	84,405,712	115,954,990
ADTIF	2,745,852	3,352,797
AMFSF	4,609,105	7,009,433

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of ADTBF and ADTMF average daily net assets, 0.75% of ADTIF average daily net assets, and 0.85% of AMFSF average daily net assets. Prior to December 1, 2020, the fee for each ADTBF and ADTMF was 1.00%.

Pursuant to an exemptive order, each Fund may invest a portion of its assets in the other funds managed by the Advisor. During the year ended July 31, 2021, ADTBF invested in Arrow QVM Equity Factor ETF (“QVM”), Arrow DWA Tactical: International ETF (“DWCR”) and Arrow Reserve Capital Management ETF (“ARCM”) and ADTBF, ADTMF and AMFSF invested in ARCM, among other funds managed by the Advisor. The Advisor has agreed to waive 0.05% of its advisory fee on the portion of ADTBF’s assets that are invested in ARCM, DWCR, and QVM and waive 0.05% of its advisory fee on the portion of ADTMF and AMFSF’s assets that are invested in the ARCM. For the year ended July 31, 2021, the Advisor waived $6,860, $601 and $21,084, in fees for ADTBF, ADTMF and AMFSF, respectively, pursuant to its agreement. As of July 31, 2021, ADTBF is no longer invested in QVM, which was liquidated on November 16, 2020. As of July 31, 2021, ADTMF is no longer invested in ARCM.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the year ended July 31, 2021, the Distributor received $17,393, of which $2,518 was retained in commissions.

On March 15, 2021, U. S. Bank, N.A. (“U.S. Bank”) acquired the securities custody services of MUFG Union Bank, N.A. As a result, beginning on July 31, 2021, U.S. Bank began serving as custodian to the ADTBF, ADTMF, ADTIF and AMFSF.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

Each Fund, except for ADTIF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the year ended July 31, 2021, ADTBF, ADTMF and AMFSF assessed $26, $29 and $1,439 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

ADTBF and ADTMF currently invest a portion of its assets in Arrow Reverse Cap 500 ETF (“YPS”), a Fund advised by the Advisor. YPS is registered under the 1940 Act, as an open-end management investment company. YPS’s investment objective seeks to track the performance, before fees and expenses, of the Reverse Cap Weighted U.S. Large Cap Index. YPS’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in YPS at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and ADTMF is directly affected by the performance of YPS. The financial statements of YPS, including the portfolio of investments, can be found at YPS’s website, www.arrowfunds.com, or the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2021, ADTBF owned 6.3% and ADTMF owned 25.5% of YPS. As of July 31, 2021, the percentage of ADTBF and ADTMF’s net assets invested in YPS was 2.5% and 10.3%, respectively.

ADTBF and AMFSF each invests a portion of its assets in ARCM, a Fund advised by the Advisor. ARCM is registered under the 1940 Act, as an open-end management investment company. ARCM’s investment objective seeks to preserve capital while maximizing current income. ARCM’s securities valuation policies are similar to the Funds’ policies. Each Fund may sell or redeem its investment in ARCM at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of ADTBF and AMFSF is directly affected by the performance of ARCM. The financial statements of ARCM, including the portfolio of investments, can be found at ARCM’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of July 31, 2021, ADTBF and AMFSF owned 4.0% and 83.5% of ARCM. As of July 31, 2021, the percentage of ADTBF and AMFSF’s net assets invested in ARCM was 3.7% and 46.0%, respectively.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

ADTBF invests a portion of its assets in DWCR. DWCR is registered under the 1940 Act, as an open-end management investment company. DWCR’s investment objective seeks long -term capital appreciation by tracking the investment results of the Dorsey Wright Country and Stock Momentum Index. DWCR’s securities valuation policies are similar to ADTBF’s policies. ADTBF may sell or redeem its investment in DWCR at any time if the Advisor determines that it is in the best interest of ADTBF and its shareholders to do so. The performance of ADTBF is directly affected by the performance of DWCR. The financial statements of DWCR, including the portfolio of investments, can be found at DWCR’s website, www.arrowfunds.com, or the SEC’s website, www.sec.gov, and should be read in conjunction with the ADTBF financial statements. As of July 31, 2021, ADTBF owned 75.1% of DWCR. As of July 31, 2021, the percentage of ADTBF’s net assets invested in DWCR was 21.8%.

AMFSF invests a portion of its assets in the Fidelity Investments Money Market Fund - Government Portfolio - Class I (“Fidelity”). Fidelity is registered under the 1940 Act as open-end management investment companies. AMFSF may redeem its investment in Fidelity at any time if the Advisor determines that it is in the best interest of AMFSF and its shareholders to do so. The performance of AMFSF is directly affected by the performance of Fidelity. The financial statements of Fidelity, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with AMFSF’s financial statements. As of July 31, 2021, the percentage of AMFSF’s net assets invested in Fidelity Investments Money Market Fund - Government Portfolio - Class I was 43.8%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at July 31, 2021 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the year ended July 31, 2021 with companies which are affiliates are as follows:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

ADTBF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain (Loss)	to Income	Year	(Depreciation)	Year
042765719	Arrow Reserve Capital Management ETF	$2,514,487	$50,053	$(503,425)	$1,725	$5,135	$2,053,216	$(9,624)	20,526
042765685	Arrow DWA Tactical: International ETF	9,187,808	—	(23,696)	(1,945)	76,142	12,128,021	2,965,854	336,766
042765784	Arrow QVM Equity Factor ETF	2,261,226	867,395	(3,083,385)	(110,499)	5,312	—	65,263	—
042765677	Arrow Reverse Cap 500 ETF	—	1,376,400	—	—	—	1,387,968	11,568	60,000
		$13,963,521	$2,293,848	$(3,610,506)	$(110,719)	$86,589	$15,569,205	$3,033,061

ADTMF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain (Loss)	to Income	Year	(Depreciation)	Year
042765719	Arrow Reserve Capital Management ETF	$120,570	$4,503,425	$(4,609,104)	$(14,451)	$—	$—	$(440)	—
042765677	Arrow Reverse Cap 500 ETF	—	5,606,362	(63,761)	1,746	5,982	5,612,965	68,618	242,641
		$120,570	$10,109,787	$(4,672,865)	$(12,705)	$5,982	$5,612,965	$68,178	$242,641

AMFSF
								Net Change in
		Value -				Dividends		Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End of	Appreciation/	End of
Cusip	Description	Year	Purchases	Proceeds	Gain	to Income	Year	(Depreciation)	Year
042765719	Arrow Reserve Capital Management ETF	$45,171,249	$4,609,104	$(7,026,346)	$12,104	$60,133	$42,590,474	$(175,637)	425,777

Cross trades for the year ended July 31, 2021 were executed by the Funds pursuant to procedures adopted by the Board to ensure compliance with Rule 17a-7 under the 1940 Act (the “17a-7 Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust. The Board determines no less frequently than quarterly that such transactions were effected in compliance with the 17a-7 Procedures.

For the year ended July 31, 2021, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchase at Cost	Sales Proceeds	Net Realized Gain/ (Loss)
ADTBF	$—	$503,425	$1,725
ADTMF	4,503,425	4,609,104	(14,450)
AMFSF	4,609,104	4,000,000	6,139

Amounts designated as “-” are zero or have been rounded to zero.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended July 31, 2021 and July 31, 2020 was as follows:

For the Year Ended July 31, 2021:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$3,401,214	$2,725,669	$—	$6,126,883
ADTMF	2,645,407	2,078,693	—	4,724,100
ADTIF	330,748	—	52	330,800
AMFSF	—	—	—	—

For the Year Ended July 31, 2020:
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
ADTBF	$498,968	$432,048	$—	$931,016
ADTMF	1,017,965	6,340,492	—	7,358,457
ADTIF	418,134	—	—	418,134
AMFSF	12,343,687	—	—	12,343,687

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The table below shows equalization amounts which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the year ended July 31, 2021. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Portfolio	Equalization Utilized
ADTBF	$390,617
ADTMF	864,156
ADTIF	—
AMFSF	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

As of July 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADTBF	$1,523,638	$569,632	$—	$—	$—	$6,678,595	$8,771,865
ADTMF	4,265,764	4,799,308	—	—	—	3,639,123	12,704,195
ADTIF	—	—	(61,408)	(2,502,474)	—	187,710	(2,376,172)
AMFSF	2,235,724	—	—	(867,321)	—	(26,245)	1,342,158

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and mark-to-market on open futures, options and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADTBF	$—
ADTMF	—
ADTIF	61,408
AMFSF	—

At July 31, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

				Capital Loss Carry
	Short-Term	Long-Term	Total	Forward Utilized
ADTBF	$—	$—	$—	$—
ADTMF	—	—	—	2,707,783
ADTIF	1,441,637	1,060,837	2,502,474	—
AMFSF	712,669	154,652	867,321	12,104

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2021

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, equalization debits, the reclassification of Fund distributions, and adjustments for the Funds’ wholly owned subsidiaries, resulted in reclassifications for the Funds for the fiscal year ended July 31, 2021 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
ADTBF	$390,617	$(390,617)
ADTMF	864,156	(864,156)
ADTIF	(39,873)	39,873
AMFSF	—	—

10.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
ADTBF	$47,841,448	$6,796,417	$(117,822)	$6,678,595
ADTMF	47,333,663	3,639,124	(1)	3,639,123
ADTIF	1,967,954	187,710	—	187,710
AMFSF	95,300,092	12,392	(38,637)	(26,245)

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Arrow Investments Trust

and the Shareholders of Arrow DWA Tactical: Balanced Fund, Arrow DWA Tactical: Macro Fund,

Arrow DWA Tactical: Income Fund, and Arrow Managed Futures Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of Arrow DWA Tactical: Balanced Fund (formerly, Arrow DWA Balanced Fund), Arrow DWA Tactical: Macro Fund (formerly, Arrow DWA Tactical Fund), and Arrow Managed Futures Strategy Fund, each a series of shares of beneficial interest in Arrow Investments Trust (the “Funds”), including the consolidated portfolios of investments, as of July 31, 2021, and the related consolidated statements of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended and the consolidated financial highlights for each of the years in the five-year period then ended, and the related consolidated notes. In addition, we have audited the accompanying statement of assets and liabilities of Arrow DWA Tactical: Income Fund (formerly, Arrow Dynamic Income Fund), a series of shares of beneficial interest in the Funds, including the portfolio of investments, as of July 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, and the related notes (collectively referred to as the “financial statements”) In our opinion, the financial statements present fairly, in all material respects, the consolidated (where noted) financial position of the Funds as of July 31, 2021, and the results of their consolidated (where noted) operations for the year then ended, the consolidated (where noted) changes in their net assets for each of the years in the two-year period then ended and their consolidated (where noted) financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021, by correspondence with the custodian, counterparties, brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Arrow Investments Trust since 2012. We also served as the auditor of one or more of the Funds in the Funds’ former trust from 2006 through 2012.

Philadelphia, Pennsylvania

September 29, 2021

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
July 31, 2021

As a shareholder of the Arrow DWA Tactical: Balanced Fund, the Arrow DWA Tactical: Macro Fund, the Arrow DWA

Tactical: Income Fund, or the Arrow Managed Futures Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2021 through July 31, 2021.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	2/1/2021	7/31/2021	2/1/2021 - 7/31/2021	2/1/2021 - 7/31/2021
Arrow DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,065.10	$9.66	1.89%
Arrow DWA Tactical: Balanced Fund - Class C	1,000.00	1,061.00	13.47	2.64%
Arrow DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,066.20	8.38	1.64%

Arrow DWA Tactical: Macro Fund - Class A	1,000.00	1,080.60	9.12	1.77%
Arrow DWA Tactical: Macro Fund - Class C	1,000.00	1,076.60	12.96	2.52%
Arrow DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,082.20	7.84	1.52%

Arrow DWA Tactical: Income Fund - Class A	1,000.00	1,000.00	28.36	5.72%
Arrow DWA Tactical: Income Fund - Class C	1,000.00	998.00	24.62	4.97%
Arrow DWA Tactical: Income Fund - Institutional Class	1,000.00	1,001.80	23.92	4.82%

Arrow Managed Futures Strategy - Class A	1,000.00	1,067.50	7.84	1.53%
Arrow Managed Futures Strategy - Class C	1,000.00	1,062.70	10.38	2.03%
Arrow Managed Futures Strategy - Institutional Class	1,000.00	1,068.20	7.54	1.47%

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
July 31, 2021

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	2/1/2021	7/31/2021	2/1/2021 - 7/31/2021	2/1/2021 - 7/31/2021
(5% return before expenses)
Arrow DWA Tactical: Balanced Fund - Class A	$1,000.00	$1,015.44	$9.43	1.89%
Arrow DWA Tactical: Balanced Fund - Class C	1,000.00	1,011.72	13.15	2.64%
Arrow DWA Tactical: Balanced Fund - Institutional Class	1,000.00	1,016.68	8.18	1.64%

Arrow DWA Tactical: Macro Fund - Class A	1,000.00	1,016.03	8.84	1.77%
Arrow DWA Tactical: Macro Fund - Class C	1,000.00	1,012.31	12.56	2.52%
Arrow DWA Tactical: Macro Fund - Institutional Class	1,000.00	1,017.27	7.59	1.52%

Arrow DWA Tactical: Income Fund - Class A	1,000.00	996.45	28.31	5.72%
Arrow DWA Tactical: Income Fund - Class C	1,000.00	1,000.16	24.65	4.97%
Arrow DWA Tactical: Income Fund - Institutional Class	1,000.00	1,000.90	23.91	4.82%

Arrow Managed Futures Strategy - Class A	1,000.00	1,017.21	7.65	1.53%
Arrow Managed Futures Strategy - Class C	1,000.00	1,014.73	10.14	2.03%
Arrow Managed Futures Strategy - Institutional Class	1,000.00	1,017.50	7.35	1.47%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2021

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees. The address of each Trustee and Officer is 6100 Chevy Chase Drive, Suite 100, Laurel, Maryland 20707, unless otherwise noted.

Non-Interested Trustees

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Robert S. Andrialis Born in 1944	Trustee since 2014	Independent Consultant (2016 – present).	9	Arrow ETF Trust
Paul Montgomery Born in 1953	Trustee since 2011	Director of Research, Scotia Partners, LLC (2012 - present).	9	Arrow ETF Trust
Thomas T. Sarkany Born in 1946	Trustee since 2014	Founder and President, TTS Consultants, LLC (2010 – present).	9	Arrow ETF Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV; Aquila Distributors

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
July 31, 2021

Interested Trustees and Officers

Name, Address, and Year of Birth	Position(s)/Term of Office(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Joseph Barrato* Born in 1965	Chairman of the Board, Trustee, President, and Principal Executive Officer since 2011	Founder and Chief Executive Officer, Arrow Investment Advisors, LLC (2006- present).	9	Arrow ETF Trust
Sothara Chin Born in 1966	Chief Compliance Officer since 2018; Previously from 2011-2015	Managing Partner of Fit Compliance, LLC (2017 - present); Chief Operations Officer and Chief Compliance Officer, ImpactUs Marketplace, LLC (2015-2017).	N/A	N/A
Timothy Burdick 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 Born in 1986	Secretary since 2020	Assistant Vice President, Gemini Fund Services, LLC (2019- present); Senior Program Compliance Manager, CJ Affiliate (2016-2019).	N/A	N/A
Sam Singh 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474 Born in 1976	Principal Financial Officer and Treasurer since 2013	Vice President (2015 - present); Gemini Fund Services, LLC.	N/A	N/A

(1)	The term of office for each Trustee will continue indefinitely until the individual resigns or is removed. Officers of the Trust are elected annually.

(2)	The “Fund Complex” includes Arrow ETF Trust, a registered management investment company, in addition to the Trust.

*	Joseph Barrato is considered to be an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is a controlling interest holder of the Advisor.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-277-6933.

PRIVACY NOTICE

Arrow Investments Trust

Rev. November 2011

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

ARROWF-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Robert S. Andrialis is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Andrialis is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 - $ 69,000

2020 - $ 69,000

(b)	Audit-Related Fees

2021 – None

2020 – None

(c)	Tax Fees

2021 - $ 10,300

2020 - $ 10,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 – None

2020 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2021
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $10,300

2019 - $10,300

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/8/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/8/21